Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable	$ 68,309	$ 76,376
Less: provision for doubtful receivables	(16,377)	(16,086)	$ (19,706)	$ (19,437)
Accounts receivable, net	$ 51,932	$ 60,290